Convertible Note and Derivative Liability (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Jul. 31, 2014	Jul. 31, 2013 item	Jul. 31, 2012 item	Sep. 26, 2012	Sep. 17, 2012	Jan. 25, 2013
Derivative Liability [Line Items]
Aggregate cash consideration received				$ 1,200,000	$ 1,200,000
Number of lenders				9	9
Unsecured note principal amount				1,333,000
Amortization of debt discount				371,000
Amortization of deferred financing costs				215,000
Fair value conversion feature				33,000
Change in fair value of derivative liability				33,000
Exercised		90,699
Fair value of warrants	10,000	9,000	9,000	51,000
Change in fair value of warrants			(55,000)	268,000
Common stock, issued	39,788,465		29,394,940	12,569,503			4,341,615
Warrants outstanding			849,012
Notes [Member]
Derivative Liability [Line Items]
Unsecured note principal amount					1,333,000			1,125,000
Conversion price					$ 3.28
Bridge Loan [Member]
Derivative Liability [Line Items]
Common stock held in escrow for repayment of note, shares						575,000
Common stock held in escrow for repayment of note, post amendment						500,000
Warrants issued			122,711	132,420
Common stock, issued			100,662
Warrants outstanding			9,709
Warrants [Member]
Derivative Liability [Line Items]
Change in fair value of derivative liability	$ 1,000
Warrants [Member] | Bridge Loan [Member]
Derivative Liability [Line Items]
Exercised	90,699
Shares issued				132,420
Warrants issued	0
Common stock, issued	73,290
Warrants outstanding	9,709